Subsequent Events (Details) - Non-adjusting events after reporting period [Member]		1 Months Ended
	Mar. 17, 2022 $ / shares	Jan. 27, 2022 CLP ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Inflation of paid capital and reserves (in Pesos) | $		$ 253,093,655,744
Payment of dividend | (per share)	$ 5.34393608948	$ 5.34393608948
Ordinary shares of dividend (in Shares) | shares		101,017,081,114
Dividend distribution profit percentage		68.10%
ISFUT option dividend withheld, percentage	11.12877%